INCOME TAXES - Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Federal:
Deferred	$ 5,874,000	$ (3,249,000)
Federal income tax expense benefit, total	5,874,000	(3,249,000)
State and local:
Deferred	417,000	(1,161,000)
State and local income tax expense benefit, total	417,000	(1,161,000)
Foreign:
Deferred	(11,000)	(121,000)
Change in valuation allowance	(6,280,000)	4,531,000
Income tax provision (benefit)	$ 0	$ 0